CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS
Temporary equity, par value per share	$ 0.001	$ 0.001
Temporary equity, shares authorized	10,000,000	10,000,000
Temporary equity, shares issued	0	40,000,000
Temporary equity, shares outstanding	0	40,000,000
Temporary equity, liquidation preference	$ 0	$ 44,129
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, authorized	120,000,000	120,000,000
Common stock, issued	27,284,140	10,196,292
Common stock, outstanding	27,284,140	10,196,292